Debt - Additional Information (Details) $ in Thousands						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 20, 2026 USD ($)	May 10, 2026 USD ($)	Sep. 27, 2024 USD ($)	Sep. 17, 2024 USD ($)	Aug. 03, 2023 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 23, 2025 USD ($)	Mar. 31, 2025 USD ($)
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ (21,722)	$ (3,839)	$ (21,722)	$ (3,839)	$ (3,839)	$ (359)
Proceeds from Senior Notes									$ 0	186,000	186,000	65,000
Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility Maximum Borrowing Capacity					$ 100,000
Line of Credit Facility, Interest Rate During Period					12.00%
Loss on extinguishment of debt						$ 400
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility Maximum Borrowing Capacity		$ 500,000
Debt Instrument, Basis Spread on Variable Rate		1.00%
Initial Borrowing		$ 150,000
Line of Credit		10,000
Aggregate elected commitment		$ 150,000
Alternate Base Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio							0.01		0.01
Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility Unused Capacity Commitment Fee Percentage		0.375%
Leverage ratio							0.035		0.035
Minimum [Member]
Debt Instrument [Line Items]
Leverage ratio							0.01		0.01
Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility Unused Capacity Commitment Fee Percentage		0.50%
Leverage ratio							0.01		0.01
Secured Overnight Financing Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.00%
Debt Instrument Basis Spread on Variable Rate Floor		2.50%
Secured Overnight Financing Rate [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.50%
Base Rate [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.50%
Base Rate [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Senior Notes [Member]
Debt Instrument [Line Items]
Loss on extinguishment of debt							$ 21,700		$ 21,700		3,800
Proceeds from Senior Notes			$ 65,000	$ 65,000
Debt Instrument, Basis Spread on Variable Rate		0.00%
Line of Credit							0		0		0
Interest expense debt							100	$ 200	$ 300	$ 400	$ 700	$ 100
Long-Term Debt, Weighted Average Interest Rate, over Time									10.30%		10.80%
Secured Debt													$ 251,000	$ 151,000
Principal amount outstanding	$ 75,000
Prepayment of senior notes									$ 1,600		$ 1,600
Increased in senior notes repayment amount									6,300		$ 6,300
Senior Notes [Member] | Secured Overnight Financing Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			6.00%	6.00%
Line of Credit [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility Remaining Borrowing Capacity							$ 150,000		$ 150,000